GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Schedule of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2023	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148
Acquisition of company	116,396	—	116,396
(+/-) Foreign exchange effect	5,348,256	(2,436,686)	2,911,570
Balance as of December 31, 2024	25,832,460	(11,979,346)	13,853,114
Acquisition of company (Note 3.4)	11,024	—	11,024
(+/-) Foreign exchange effect	(2,963,431)	1,468,155	(1,495,276)
Impairment of assets	—	(373,135)	(373,135)
Balance as of December 31, 2025	22,880,053	(10,884,326)	11,995,727

Schedule of goodwill by segment

	2025	2024	2023
Brazil	—	373,135	373,135
North America	11,995,727	13,479,979	10,452,013
	11,995,727	13,853,114	10,825,148